10-Q Premiums and Reinsurance Related Information - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effects of Reinsurance [Line Items]
Ceded written premiums	$ 63,486	$ 40,310	$ 111,066	$ 72,059	$ 173,016	$ 111,834
Ceded premiums earned	48,928	29,592	93,806	55,513	130,825	84,215
Ceded losses and loss adjustment expenses	28,909	17,030	55,868	31,521	76,024	49,589
Reinsurance recoverable	192,025		192,025		139,389	63,531
Related Party
Effects of Reinsurance [Line Items]
Ceded written premiums	7,100	4,400	11,900	7,300	18,000	2,700
Ceded premiums earned	4,900	1,700	9,400	2,600	9,000	1,100
Ceded losses and loss adjustment expenses	2,900	$ 1,000	5,600	$ 1,500	5,300	600
Reinsurance recoverable	$ 11,500		$ 11,500		$ 5,900	$ 600